STOCK-BASED COMPENSATION (Details 2) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Exercisable Stock Options [Line Items]
Number of Shares Outstanding	83,550
Weighted Average Remaining Contractual Life	6 years 10 months 24 days
Number Of Shares Exercisable	54,499	54,499	46,775	39,201
Plan One [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 12.30
Number of Shares Outstanding	11,900
Weighted Average Remaining Contractual Life	3 years 7 months 13 days
Number Of Shares Exercisable	11,900
Plan Two [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 13.25
Number of Shares Outstanding	8,300
Weighted Average Remaining Contractual Life	4 years 7 months 13 days
Number Of Shares Exercisable	8,300
Plan Three [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 17.40
Number of Shares Outstanding	9,800
Weighted Average Remaining Contractual Life	5 years 7 months 13 days
Number Of Shares Exercisable	9,800
Plan Four [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 19.28
Number of Shares Outstanding	14,200
Weighted Average Remaining Contractual Life	6 years 6 months 11 days
Number Of Shares Exercisable	14,200
Plan Five [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 21.35
Number of Shares Outstanding	9,950
Weighted Average Remaining Contractual Life	7 years 7 months 10 days
Number Of Shares Exercisable	6,632
Plan Six [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 24.47
Number of Shares Outstanding	11,000
Weighted Average Remaining Contractual Life	8 years 7 months 17 days
Number Of Shares Exercisable	3,667
Plan Seven [Member]
Exercisable Stock Options [Line Items]
Exercise Price	$ 27.40
Number of Shares Outstanding	18,400
Weighted Average Remaining Contractual Life	9 years 7 months 13 days
Number Of Shares Exercisable	0